UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

6/30/2022 SEMI-ANNUAL REPORT (UNAUDITED)

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..2

ANCORA/THELEN SMALL-MID CAP FUND…………….……………………….….....8

ANCORA MICROCAP FUND…………….………….….……..……………………….…….14

ANCORA DIVIDEND VALUE EQUITY FUND………………………………………… 20

FINANCIAL REVIEW…..………………………………………...............................………..24

FUND EXPENSES………………………………..……………………………….….…....…….46

TRUSTEES & OFFICERS …………………………………..………….….…........................48

PRIVACY POLICY ……………………………………………………………………………….50

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

Dear Shareholders:

Thank you for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to capitalize on the evolving opportunities in the investment landscape.   Our management style centers on building long-term success for the investors of our funds.  While no mutual fund can guarantee performance, the Ancora Funds promise that our investment decisions will be based upon dedicated research and careful execution.

Specific information for each fund’s operations and holdings are on the following pages.  If you have any questions, please feel free to contact the Ancora Mutual Funds directly at 866-6-Ancora (866-626-2672) or visit our website at www.ancorafunds.com.  We appreciate the trust you have placed in us through your investment and are working daily to deliver long-term results.

Bradley Zucker                     Kevin Gale

Dan Thelen

  Michael Santelli

President, Treasurer              Portfolio Manager

Portfolio Manager         Portfolio Manager

& Secretary

Sonia Mintun

Portfolio Manager

Semi-Annual Report | 1

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGERS:

Kevin Gale

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$36.7 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

 CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

 CLASS I – $5,000

* As of June 30, 2022

TOP HOLDINGS: JUNE 30, 2022 (d)
NAME	% OF NET ASSETS
First American Funds Institutional Government Fund Class Y	2.28%
Apollo Global Management, Inc., 6.375%, Non-Cumulative Pfd., Series A, 3/15/22	1.64%
Oxford Lane Capital Corp., 6.250%, Series 2027, Term Preferred Shares	1.63%
Global Net Lease, Inc., 6.875%, Series B	1.61%
Atlanticus Holdings Corp., 6.125%, Class B, @ 11/30/2023	1.60%
Scorpio Tankers, Inc., 7.000%, Senior Notes 2025	1.57%
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	1.52%
The Gabelli Global Utility & Income Trust, 7.000%, Series B	1.50%
DTE Energy Co., 5.250%, Pfd.	1.46%
AllianzGI Convertible & Income Fund II, 5.500%, Series A	1.43%

SECTOR DIVERSIFICATION: JUNE 30, 2022 (d)
NAME	% OF TOTAL INVESTMENTS
Traditional Preferred	58.89%
Corporate Bonds	12.01%
REIT Senior Securities	8.20%
Common Stocks	6.21%
Investment Companies	6.05%
Senior Securities	5.80%
Money Market Funds	2.84%

TOTAL RETURNS: JUNE 30, 2022 (d)
	YTD 2022	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - I.(b)	-10.49%	-8.35%	1.70%	2.47%	3.85%	4.62%
BLOOMBERG BARCLAY’S AGG. BOND INDEX(c)	-10.35%	-10.29%	-0.93%	0.88%	1.54%	3.32%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Bloomberg Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Semi-Annual Report | 2

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2022. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

Semi-Annual Report | 3

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED)

	Shares	Value
Bonds & Corporate Bond Trust Certificates - 15.05%

Trust Certificates - 6.60%
B. Riley Financial, Inc., 5.000%, 12/31/2026	17,270	$ 390,302
B. Riley Financial, Inc., 6.375%, Senior Notes	13,409	330,532
Eagle Point Credit Co., Inc., 6.6875%, Notes 04/30/2028	10,156	247,299
Great Ajax Corp., 7.250%, Convertible Senior Notes, 04/30/2024	15,000	367,800
Oxford Square Capital Corp., 6.250%, Notes 2026	20,000	507,400
Scorpio Tankers, Inc., 7.000%, Senior Notes due 2025	23,000	576,150
		2,419,483
Traditional Corporate Bonds - 7.94%
Charles Schwab Corp., 5.000%, Perp. Call 06/01/2027	500,000	447,775
Citigroup, Inc., 3.875%, Perp. Call 02/18/2026 @ 100.00	500,000	415,000
Dominion Energy, Inc., 4.650%, 12/15/2024	300,000	266,592
Fifth Third Bancorp, 3.276%, Perp.	500,000	434,625
General Motors Financial Co., Inc., 1.050%, 03/08/2024	300,000	284,556
Goldman Sachs Group, Inc., 4.125%, Perp. Call 11/10/2026 @ 100.00	500,000	408,750
Morgan Stanley, 3.125%, 07/27/2026	250,000	238,783
JP Morgan Chase and Co. Float Perpetual	250,000	239,050
USB Float 3.500%, Perp.	250,000	175,200
		2,910,331
Direct Trust Ceretificates - 0.52%
Affiliated Managers Group, 5.875%, 03/30/2059	8,000	190,720
		190,720
TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $5,935,206)		5,520,534

Investment Companies - 4.77%

Bond Shares of Beneficial Interest - 1.03%
Aberdeen Asia-Pacific Income Fund, Inc.	40,000	116,800
Special Opportunities Fund, Inc.	21,031	260,153
		376,953
Senior Securities - 3.74%
AllianzGI Convertible & Income Fund II, 5.500%, Series A	22,332	525,695
Gabelli Dividend & Income Trust, 4.250% Preferred	15,450	293,550
The Gabelli Global Utility & Income Trust, 7.000%, Series B	11,000	551,320
		1,370,565

TOTAL INVESTMENT COMPANIES (Cost $1,894,519)		1,747,518

Traditional Preferred Securities - 66.04%
Affiliated Managers Group, Inc., 4.750%, Junior Subordinated Notes	5,000	98,850
AGNC Investment Corp., 6.125%	20,000	404,000
AGNC Investment Corp., 6.875%, Preferred Series D	23,000	461,150
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	25,000	559,000
Apollo Global Management, Inc., 6.375%, Non-Cumulative Pfd., Series A, 3/15/2022	25,000	601,500
Arbor Realty Trust Inc., 6.375% 06/02/2026	20,000	410,200

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 4

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
Traditional Preferred Securities - 66.04% (continued)
Aspen Insurance Holdings Ltd., 5.625%	8,000	$ 177,680
Aspen Insurance Holdings Ltd., Depositary Shares, 5.625%	9,000	198,450
Athene Holding Ltd., Depositary Shares, 5.625%, Series B	7,000	152,600
Atlanticus Holdings Corp., 6.125%, Class B, @ 11/30/2023	25,100	587,340
Axs 5.500% 12/31/2049	20,000	437,600
Bank of America Corp., Depositary shares, 5.000%, Series LL	10,000	252,100
Bank of America Corp., Depositary shares, 5.000%, Series LL	10,000	247,000
Bank OZK, 4.625% Perp., 11/15/2026	15,000	270,150
Brookfield Infrastructure Partners LP, 5.125%, Class A, Series 13	10,000	186,950
Brunswick Corp., 6.500%, Call 10/15/2023	20,000	505,000
Carlyle Finance LLC., 4.625%, 05/15/2061	10,000	181,200
Charles Schwab Corp., 5.950%, Non-Cumulative, Series D, 09/01/2022	10,000	249,500
Chicken Soup For The Soul Entertainment, Inc., 9.500%, Non-Cumulative, 07/31/2022	20,000	479,400
Citizens Financial Group, Inc., Depositary Shares, 5.000%, Series E	12,000	243,720
Compass Diversified Holdings, 7.875%, Series C	17,500	443,709
Customers Bancorp, Inc., 6.450%, 06/15/2021 Perp.	4,056	103,955
DTE Energy Co., 5.250%, Pfd.	22,500	535,500
Eagle Point Credit Co., Inc., 5.375%, Call 01/31/2025	10,702	247,216
Energy Transfer Operating, LP, Series E, 7.600%	20,000	466,000
Entergy Louisiana, LLC, 4.875%, Class B, Call 09/01/2066	400	9,688
Enterprise Financial Services Corp., 5.000%, Non Cumulative Pfd, Series A, 12/15/2026	25,000	468,750
Equitable Holdings, Inc., 5.250%, Depositary Shares	14,000	295,400
Federal Agricultural Mortgage Corp, 5.250%, Non Cumulative, Series F, Call 10/17/2025	11,700	260,091
Federal Agricultural Mortgage Corp., 5.750% 07/17/2025 Perp.	15,000	377,100
First Citizens Bancshares, Inc., 5.625%, Non Cumulative, Series C, Call 01/04/2027	17,500	394,975
Ford Motor Co., 6.200%, Notes 06/01/2059	10,000	247,800
Ford Motor Co., 6.000%, Call 12/01/2024 @ $25.00	15,000	360,150
Gladstone Investment Corp., 4.875%	20,000	470,000
Global Net Lease, Inc., 6.875%, Series B	25,000	589,250
Golar LNG Partners LP. 8.750%, 10/31/2022 Perp.	20,000	399,000
Green Brick Partners, Inc., 5.750%, Cumulative Preferred, Series A, Call 12/23/2026	22,500	474,278
Highland Income Fund, 5.375%, Series A	21,285	480,615
Huntington Bancshares, 4.500%, 04/15/2025	5,000	122,550
Huntington Bancshares, 4.500%, 04/15/2026	10,000	185,300
JPMorgan Chase & Co.	15,000	383,100
JPMorgan Chase & Co. 4.550% 06/01/2026 Perp.	10,000	196,200
KeyCorp, 5.650%, Non-Cumulative, Series F, Call 12/15/2023	20,000	470,400
KKR Group Financial Co. IX LLC, 4.625%, 04/01/2026	5,000	93,250
MainStreet Bancshares, Inc., 7.500%, Depositary Shares	6,500	164,970
Morgan Stanley Depositary Shares, 4.875%, Series L	10,700	223,844
New Residential Investment Corp., 7.125%, Series B	23,000	489,440
Oaktree Capital Group, LLC, 6.550%, Series B, Preferred Units	11,000	260,150
OFS Credit Co., 6.125%, 04/30/2023	20,920	503,754
Oxford Lane Capital Corp., 6.250%, Series 2027, Term Preferred Shares	25,000	598,250
PacWest Bancorp, 7.750%, Non-Cumulative Pfd., Series A, 09/01/2027	12,000	306,840
PennyMac Mortgage Investment Trust	23,000	430,790
Priority Income Fund, Inc., 6.000%, Cumulative Preferred, Series H, Call 05/06/2023	6,825	163,527
Priority Income Fund, Inc., 6.125%, 06/30/2028	20,000	480,000

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 5

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
Traditional Preferred Securities - 66.04% (continued)
Prospect Capital Corp., 5.350%, Cumulative Preferred, Series A, Call 07/01/2026	15,000	$ 279,900
PRU 5.625% Pfd	10,000	250,700
Raymond James Financial, Inc., 6.375%, Non-Cumulative Pfd., Series B, 7/1/2024	11,118	277,950
Ready Capital Corp., 7.000%	15,000	375,900
Ready Capital Corp., 6.500%, 06/30/2026 Perp.	23,000	460,690
Regions Financial Corp., 5.700%, Series C	8,000	186,640
RiverNorth Opportunities Fund, Inc.	20,000	487,200
Signature Bank Depositary Shares, 5.000%, Series A, 12/30/2025	5,000	92,000
Steel Partners Holding LP., 6.000%, Preferred, 02/07/2026	20,000	456,600
Stifel Financial Corp, 5.20%, Call@ 10/15/22	15,000	333,000
Stifel Financial Corp., 6.25%, Non-Cumulative Pfd., Series B, 03/15/2024	10,000	247,900
Summit Hotel Properties, Inc., 6.250%, Cumulative Pfd., Series E, Call 11/13/2022	20,000	402,400
The Allstate Corp., 5.100%, Non- Cumulative, Series H, Call 10/15/2025	10,000	223,600
The Allstate Corp., 5.625%, Non-Cumulative, Series G, 04/15/2023	10,000	247,600
The Southern Co. Series 2020A, 4.950%, Junior Subordinated Notes due 01/30/2080	6,500	142,044
Triton International Ltd., 5.750%	20,000	424,400
Truist Financial Corp., Depositary Shares, 4.750%, Series R	8,000	160,160
Wells Fargo & Co., 4.375%, 03/15/2026	10,000	180,100
WesBanco, Inc., Depositary Shares, 6.750%, Series A	8,000	209,600
Western Alliance BanCorp., Series A, 4,250%, 09/30/2026 Perp.	14,844	325,529
Zion Bancorporation, N.A., 6.950%, Call 09/15/2023	1,793	46,928
TOTAL TRADITIONAL PREFERRED SECURITIES (Cost $26,690,764)		24,210,073

REIT Senior Securities - 3.55%
Hudson Pacific Properties, Inc., 4.750%, Cumulative Preferred, Series C,11/16/2026	20,000	381,000
Pebblebrook Hotel Trust, 6.300%, Cumulative Preferred, Series F, 12/10/2021	22,500	466,425
UMH Properties, Inc., 6.375%, Series D Cumulative Redeemable Preferred Stock	18,000	454,140
TOTAL REIT SENIOR SECURITIES (Cost $1,456,768)		1,301,565

Senior Securities - 0.63%
QVC, Inc. 6.250% Senior Secured	5,500	96,360
QVC, Inc. 6.375% Senior Secured	8,000	134,640
		231,000
Senior Securities (Convertible Preferred) - 2.11%
Becton, Dickinson & Co., 6.000%, Mandatory Convertible Preferred Stock, Series B, 06/01/2023	5,000	247,300
Boston Scientific Corp., 5.500%, Mandatory Convertible Preferred Stock, Series A, 06/01/2023	2,000	202,880
Nextera Energy, Inc. 6.219% 09/01/2023	6,600	324,390
		774,570

TOTAL SENIOR SECURITIES (Cost $1,187,177)		1,005,570

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 6

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
Common Stocks - 5.05%

Capital Markets - 1.76%
AllianceBernstein Holding LP	4,200	$ 174,636
Golub Capital BDC, Inc.	12,500	162,000
Hercules Capital, Inc.	23,000	310,270
		646,906
Equity Real Estate Investment Trusts (REITs) - 0.87%
Annaly Capital Management, Inc.	13,000	76,830
Iron Mountain, Inc.	5,000	243,450
		320,280
Energy - 1.00%
Enterprise Products Partners L.P.	15,000	365,550
		365,550
Metals & Mining - 0.75%
Rio Tinto PLC	4,500	274,500
		274,500
Multiline Retail - 0.67%
Franchise Group, Inc.	7,000	245,490
		245,490

COMMON STOCKS (Cost $1,934,803)		1,852,726

Money Market Funds - 2.28%
First American Funds Government Obligation Class Y 0.89% (b)	836,838	836,838
TOTAL MONEY MARKET FUNDS (Cost $836,838)		836,838

TOTAL INVESTMENTS (Cost $39,936,075) 99.50%		36,474,824

Other Assets In Excess of Liabilities - 0.50%		182,955

TOTAL NET ASSETS - 100.00%		$36,657,779

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2022.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 7

ANCORA /THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director – Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$127.4 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

 CLASS I – AATIX

CLASS S - AATSX

________________________

MINIMUM INITIAL INVESTMENT:

 CLASS I – $5,000

CLASS S – $1,500,000

* As of June 30, 2022

TOP HOLDINGS: JUNE 30, 2022 (d)
NAME	% OF NET ASSETS
APi Group Corp.	3.63%
Wolverine World Wide, Inc.	3.07%
Black Hills Corp.	2.85%
Vontier Corp.	2.71%
Raymond James Financial, Inc.	2.47%
National Fuel Gas Co.	2.44%
Columbia Financial, Inc.	2.43%
Jackson Financial, Inc.	2.39%
Ingevity Corporation	2.31%
ChampionX Holding, Inc.	2.25%

SECTOR DIVERSIFICATION: JUNE 30, 2022 (d)
NAME	% OF TOTAL INVESTMENTS
Consumer Discretionary	18.89%
Financials	13.54%
Communication Services	10.80%
Information Technology	10.20%
Industrials	9.95%
Materials	9.68%
Utilities	8.93%
Health Care	5.69%
Consumer Staples	5.66%
Real Estate	4.14%
Energy	1.63%
Money Market Funds	0.89%

TOTAL RETURNS: JUNE 30, 2022 (d)
	YTD 2022	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND – I (b)	-22.57%	-21.13%	5.24%	5.11%	8.20%
ANCORA/THELEN SMALL-MID CAP FUND – S (b)	-22.45%	-20.94%	5.51%	5.39%	5.62%
RUSSELL 2500 INDEX (c)	-21.81%	-21.00%	5.91%	7.04%	10.09%

a)

Inception data reflects the total return since 01/02/13 for Class I, and Russell 2500 Index and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Semi-Annual Report | 8

ANCORA /THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2022. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

Semi-Annual Report | 9

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED)

	Shares	Value
Common Stocks - 97.29%

Aerospace & Defense - 1.93%
Vectrus, Inc.	73,310	$ 2,452,953
		2,452,953
Air Freight and Logistics - 0.76%
GXO Logistics, Inc.	22,315	965,570
		965,570
Auto Components - 0.05%
Horizon Global Corp.	37,544	61,196
		61,196
Banks - 1.00%
Northrim BanCorp, Inc.	15,980	643,355
Zions Bancorporation	12,487	635,588
		1,278,943
Beverages - 0.61%
Primo Water Corp.	58,440	781,927
		781,927
Building Products - 2.76%
Fortune Brands Home & Security, Inc.	22,870	1,369,456
Masco Corp.	42,469	2,148,931
		3,518,387
Capital Markets - 5.00%
B. Riley Financial, Inc.	14,628	618,033
Houlihan Lokey, Inc. Class A	9,966	786,616
Perella Weinberg Partners	138,855	809,525
Raymond James Financial, Inc.	35,178	3,145,265
StoneX Group, Inc.	8,218	641,579
Westwood Holdings Group, Inc.	26,907	371,317
		6,372,335
Chemicals - 4.19%
Element Solutions, Inc.	87,815	1,563,107
Ingevity Corp.	46,700	2,948,638
Valvoline, Inc.	28,645	825,835
		5,337,580
Commercial Services & Supplies - 1.21%
Thryv Holdings, Inc.	68,838	1,541,283
		1,541,283
Communication Equipment - 0.67%
IAC/InterActive Corp. (a)	11,312	859,373
		859,373
Construction & Engineering- 4.82%
APi Group Corp. (a) (c)	308,862	4,623,664
Arcosa, Inc.	26,905	1,249,199
Atlas Technical Consultants, Inc. Class A	50,593	266,119
		6,138,982

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 10

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
Distributors - 0.50%
Weyco Group, Inc.	25,936	$ 634,135
		634,135
Diversified Consumer Services - 0.27%
Frontdoor Inc. (a)	14,104	339,624
		339,624
Diversified Financial Services - 5.06%
Cannae Holdings, Inc.	128,128	2,477,996
Jackson Financial, Inc.	113,929	3,047,601
Voya Financial, Inc.	15,380	915,571
		6,441,168
Diversified Telecommunications - 0.26%
Iridium Communications, Inc. (a)	8,802	330,603
		330,603
Electric Utilities - 1.78%
Constellation Energy Corp.	39,640	2,269,786
		2,269,786
Electronic Equipment, Instruments & Comp - 2.71%
Vontier Corp.	150,160	3,452,178
		3,452,178
Energy Equipment & Services- 2.25%
ChampionX Holding Inc. (a)	144,275	2,863,859
		2,863,859
Equity Real Estate Investment Trusts - 6.73%
Alpine Income Property Trust, Inc.	123,555	2,214,106
CBL & Associates Properties, Inc.	13,434	315,565
CTO Realty Growth, Inc.	32,756	2,002,047
Gaming and Leisure Properties, Inc.	28,486	1,306,368
Postal Realty Trust, Inc.	48,923	728,953
PotlatchDeltic Corp.	45,344	2,003,751
		8,570,790
Food Products - 2.67%
Nomad Foods Ltd.	104,813	2,095,212
Lamb Weston Holdings, Inc.	18,350	1,311,291
		3,406,503
Gas Utilities - 2.53%
National Fuel Gas Co.	47,079	3,109,568
RGC Resources, Inc.	5,751	109,672
		3,219,240
Health Care Equipment & Supplies - 2.75%
Enovis Corp.	16,056	883,080
Utah Medical Products, Inc.	10,532	904,699
ZimVie, Inc.	106,860	1,710,829
		3,498,608

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 11

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
Health Care Providers & Services - 2.58%
Henry Schein, Inc. (a)	32,524	$ 2,495,892
The Pennant Group, Inc. (a)	62,127	795,847
		3,291,739
Hotels, Restaurants, & Leisure - 5.26%
Churchill Downs, Inc.	5,123	981,208
Chuy's Holdings, Inc.	18,460	367,723
Dine Brands Global, Inc.	25,373	1,651,275
Travel N Leisure Co.	44,022	1,708,934
The Wendy's Co.	37,550	708,944
Wyndham Hotels & Resorts, Inc.	19,521	1,282,920
		6,701,004
Household Durables - 1.33%
Cavco Industries, Inc.	8,656	1,696,489
		1,696,489
Household Products - 1.37%
Spectrum Brands Holdings, Inc.	21,307	1,747,600
		1,747,600
IT Services - 3.00%
Concentrix Corp.	11,183	1,516,862
Information Services Group, Inc.	341,453	2,308,222
		3,825,084
Independent Power and Renewable - 2.01%
Vistra Energy Corp.	112,058	2,560,525
		2,560,525
Interactive Media & Services - 1.05%
Ziff Davis, Inc.	17,941	1,337,143
		1,337,143
Machinery - 0.65%
ESAB Corp.	18,916	827,575
		827,575
Media - 3.64%
Cumulus Media Inc. Class A	126,991	981,640
Entravision Communications Corp.	88,630	404,153
Liberty Braves Series C (a)	44,275	1,062,600
Liberty SiriusXM Series C (a)	60,670	2,187,154
		4,635,547
Metals & Mining - 2.22%
Gold Resource Corp.	405,330	660,688
Osisko Gold Royalties Ltd	214,045	2,161,855
		2,822,543
Multi-Utilities- 4.10%
Black Hills Corp.	49,850	3,627,585
MDU Resources Group, Inc.	59,097	1,595,028
		5,222,613
Oil, Gas & Consumable Fuels- 3.44%
Chesapeake Energy Corp.	15,464	1,254,130
Consol Energy, Inc.	32,764	539,295

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 12

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
Oil, Gas & Consumable Fuels- (continued)
DT Midstream, Inc.	52,813	$ 2,588,893
		4,382,318
Paper & Forest Products - 1.08%
Sylvamo Corp.	41,935	1,370,436
		1,370,436
Pharmaceuticals - 1.69%
Organon & Co.	63,660	2,148,525
		2,148,525
Professional Services - 1.46%
Alight, Inc. Class A	275,246	1,857,911
		1,857,911
Road & Rail - 0.88%
XPO Logistics, Inc.	23,340	1,124,054
		1,124,054
Software - 1.57%
Consensus Cloud Solutions, Inc.	45,757	1,998,666
		1,998,666
Specialty Retail - 0.82%
The Aaron's Co, Inc.	16,967	246,870
The Tile Shop Holdings, Inc.	114,019	350,038
Victoria's Secret & Co.	15,906	444,891
		1,041,799
Textiles, Apparel & Luxury Goods - 3.81%
Kontoor Brands, Inc.	27,984	933,826
Wolverine World Wide, Inc.	194,273	3,916,544
		4,850,370
Thrifts & Mortgage Finance - 3.93%
Columbia Financial, Inc. (a)	142,156	3,100,422
Federal Agricultural Mortgage Corp.	19,475	1,901,734
		5,002,156
Trading Companies & Distributors - 0.90%
Distribution Solutions Group, Inc.	22,387	1,150,468
		1,150,468

TOTAL COMMON STOCKS (Cost $130,525,134)		123,929,588

Money Market Funds - 2.24%
First American Funds Government Obligation Class Y 0.89% (b)	2,857,220	2,857,220
TOTAL MONEY MARKET FUNDS (Cost $2,857,220)		2,857,220

TOTAL INVESTMENTS (Cost $133,382,354) 99.54%		126,786,808

Other Assets In Excess of Liabilities - 0.46%		588,506

TOTAL NET ASSETS - 100.00%		$127,375,314

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2022.

(c) ADR - American Depository Receipt

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 13

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Michael Santelli

Matt Scullen

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$13.7 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2022

TOP HOLDINGS: JUNE 30, 2022 (d)
NAME	% OF NET ASSETS
First American Funds Institutional Government Fund Class Y	5.88%
Vaalco Energy, Inc.	4.67%
BG Staffing, Inc.	3.88%
Silvercrest Asset Management Group, Inc.	3.32%
First Internet Bancorp	3.27%
Computer Task Group, Inc.	3.16%
VOXX International Corp.	2.68%
1847 Goedeker, Inc.	2.65%
Postal Realty Trust, Inc.	2.63%
Lakeland Industries, Inc.	2.49%

SECTOR DIVERSIFICATION: JUNE 30, 2022 (d)
NAME	% OF TOTAL INVESTMENTS
Financials	24.06%
Industrials	20.31%
Information Technology	15.34%
Energy	11.53%
Consumer Discretionary	8.91%
Money Market Funds	7.26%
Consumer Staples	4.25%
Materials	3.83%
Real Estate	2.39%
Health Care	2.12%

TOTAL RETURNS: JUNE 30, 2022 (d)
	YTD 2022	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - I(b)	-8.59%	-9.67%	11.63%	3.83%	9.11%	8.28%
RUSSELL MICROCAP INDEX(c)	-25.11%	-30.73%	5.06%	4.55%	9.04%	7.31%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Semi-Annual Report | 14

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $10,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2022. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

Semi-Annual Report | 15

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED)

	Shares	Value
Common Stocks - 94.85%

Aerospace & Defense - 1.95%
AerSale Corp.	18,435	$ 267,492
		267,492
Banks - 6.05%
The First of Long Island Corp.	12,731	223,174
First Internet Bancorp (a)	12,170	448,099
Northrim BanCorp, Inc.	3,932	158,302
		829,575
Capital Markets - 11.09%
180 Degree Capital Corp.	39,195	240,265
Cowen, Inc. Class A	7,921	187,649
Diamond Hill Investment Group, Inc. Class A	1,418	246,222
Donnelley Financial Solutions, Inc.	6,807	199,377
Heritage Global, Inc.	127,460	191,190
Silvercrest Asset Management Group, Inc.	27,759	455,525
		1,520,228
Chemicals - 1.50%
Landec Corp.	20,631	205,691
		205,691
Commercial Services & Supplies - 2.82%
Kimball International, Inc. - B	17,192	131,863
Perma-Fix Environmental Services, Inc.	49,010	254,362
		386,225
Communication Equipment- 1.91%
Aviat Networks, Inc. (a)	6,747	168,945
PCTEL, Inc.	22,658	92,671
		261,616
Construction & Engineering - 4.82%
Concrete Pumping Holdings, Inc.	33,868	205,240
Orion Group Holdings, Inc.	105,543	240,638
Sterling Construction Co., Inc.	9,821	215,276
		661,154
Distributors - 2.68%
VOXX International Corp. (a)	39,411	366,916
		366,916
Diversified Financial Services - 2.26%
TIPTREE, Inc. (a)	29,206	310,168
		310,168
Electrical Equipment, Instruments & Comp - 3.59%
Iteris, Inc. (a)	42,239	122,071
Key Tronic Corp.	28,805	127,030
Richardson Electronics Ltd.	16,607	243,459
		492,560
Electronic Equipment, Instruments & Comp - 0.41%
Coda Octopus Group, Inc.	11,121	55,605
		55,605

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 16

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
Energy Equipment & Services-0.24%
Independence Contract Drilling, Inc.	10,409	$ 32,580
		32,580
Equity Real Estate Investment Trusts - 2.63%
Postal Realty Trust, Inc.	24,214	360,789
		360,789
Food Products - 0.53%
Coffee Holding Company, Inc. (a)	29,890	72,932
		72,932
Health Care Providers & Services - 2.87%
Psychemedics Corp.	26,088	165,398
Viemed Healthcare, Inc.	42,317	227,666
		393,064
Household Durables - 1.35%
Beazer Homes USA, Inc.	2,606	31,454
Flexsteel Industries, Inc.	8,500	153,000
		184,454
IT Services - 3.16%
Computer Task Group, Inc.	50,656	433,615
		433,615
Insurance - 2.84%
Crawford & Co. (CRD-A)	37,629	293,506
Hallmark Financial Services, Inc.	39,757	96,212
		389,718
Internet & Direct Marketing Retail - 2.65%
1847 Goedeker, Inc.	297,753	363,259
		363,259
Leisure Products - 0.90%
Smith & Wesson Brands, Inc.	9,435	123,882
		123,882
Machinery - 2.16%
Graham Corp.	14,033	97,108
LB Foster Co.	15,505	199,549
		296,657
Marine - 4.17%
Eagle Bulk Shipping, Inc.	4,986	258,674
Genco Shipping & Trading Limited	16,231	313,583
		572,257
Metals & Mining -0.77%
Endeavour Silver Corp. (a)	27,796	87,279
Universal Stainless & Alloy Products, Inc. (a)	14,327	106,020
		193,299
Multiline Retail - 0.62%
Big Lots, Inc.	4,022	84,341
		84,341

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 17

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
Oil, Gas & Consumable Fuels - 9.94%
Adams Resources & Energy, Inc. (a)	5,998	$ 193,076
Alto Ingredients, Inc. (a)	39,354	146,003
Evolution Petroleum Corp. (a)	16,081	87,802
Teekay Tankers Ltd. (a)	16,781	295,849
Vaalco Energy, Inc. (a)	92,210	639,937
		1,362,667
Personal Products - 1.33%
Nature's Sunshine Products, Inc.	17,029	181,699
		181,699
Professional Services - 5.35%
Acacia Research Corp. (a)	39,990	201,550
BG Staffing, Inc.	43,029	531,838
		733,388
Semiconductors & Semiconductor Equipment- 1.99%
Amtech Systems, Inc. (a)	20,023	146,168
AXT, Inc. (a)	21,696	127,139
		273,307

Allot Communications Ltd. (a)	34,286	167,659
Intellicheck, Inc.	22,974	46,408
		214,067
Specialty Retail - 0.91%
America's Car-Mart, Inc. (a)	1,241	124,845
		124,845
Technology Harware, Storage & Peripheral Total - 1.29%
Immersion Corp.	33,187	177,219
		177,219
Textiles, Apparel, & Luxury Goods - 4.86%
Culp, Inc. (a)	44,535	191,500
Lakeland Industries, Inc. (a)	22,201	341,007
Movado Group, Inc. (a)	4,311	133,339
		665,846
Thrifts & Mortgage Finance - 2.66%
Federal Agricultural Mortgage Corp.	1,583	154,580
Trustco Bank Corp. (a)	6,796	209,589
		364,169
Trading Companies & Distributors - 0.33%
Karat Packaging Co.	2,684	45,789
		45,789

TOTAL COMMON STOCKS (Cost $12,858,929)		13,001,073

Warrant - 0.08%

Household Durables - 0.08%
Zagg/Cvr.Us	71,453	10,718
TOTAL WARRANT (Cost $0)		10,718

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 18

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value

Money Market Funds - 5.88%
First American Funds Institutional Government Fund Class Y (b)	806,330	$ 806,330
TOTAL MONEY MARKET FUNDS (Cost $806,330)		806,330

TOTAL INVESTMENTS (Cost $13,665,260) 100.81%		13,818,121

Liabilities In Excess of Other Assets - (0.79)%		(110,567)

TOTAL NET ASSETS - 100.00%		$13,707,554

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2022.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 19

ANCORA DIVIDEND VALUE EQUITY FUND

 INVESTMENT OBJECTIVE:

THE ANCORA DIVIDEND VALUE EQUITY FUND SEEKS TO PROVIDE GROWTH OF INCOME AND LONG-TERM CAPITAL APPRECIATION.

PORTFOLIO MANAGERS:

Sonia Mintun

David Sowerby

Tom Kennedy

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$34.1 MILLION*

_________________________

INCEPTION DATE:

May 7, 2019

_________________________

TICKERS:

CLASS I – ADEIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2022

TOP HOLDINGS: JUNE 30, 2022 (d)
NAME	% OF NET ASSETS
First American Funds Institutional Government Fund Class Y	12.70%
AbbVie, Inc.	5.51%
Broadcom, Inc.	4.39%
Microsoft Corp.	4.00%
Johnson & Johnson	3.99%
CVS Health Corp.	3.98%
Apple, Inc.	3.61%
JP Morgan Chase & Co.	3.56%
Eastman Chemical Co.	3.54%
Chevron Corp.	3.54%

SECTOR DIVERSIFICATION: JUNE 30, 2022 (d)
NAME	% OF TOTAL INVESTMENTS
Financials	19.20%
Information Technology	17.43%
Health Care	17.17%
Consumer Discretionary	11.83%
Industrials	10.22%
Consumer Staples	7.27%
Money Market Funds	3.04%
Materials	2.56%
Real Estate	2.49%
Energy	2.30%

TOTAL RETURNS: JUNE 30, 2022 (d)
	YTD 2022	ONE YEAR	THREE YEARS	SINCE INCEP(a)
ANCORA DIVIDEND VALUE EQUITY - I(b)	-15.86%	-5.29%	8.88%	9.19%
RUSSELL 1000 VALUE INDEX(c)	-12.86%	-6.82%	6.87%	6.83%

a)

Inception data reflects the return since 05/07/2019.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 1000 Value Index is designed to be a measure of the large and mid-sized capitalization companies in the United States equities market.  The index is a composite of roughly 1,000 securities issued by the largest companies in the U.S. in terms of market capitalization.  The Russell 1000 Value Index is a subset of the securities found in the Russell 1000.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Semi-Annual Report | 20

ANCORA DIVIDEND VALUE EQUITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on May 7, 2019 (commencement of Fund operations) and held through June 30, 2022. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

Semi-Annual Report | 21

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED)

	Shares	Value
Common Stocks - 88.81%

Aerospace & Defense - 3.07%
L3Harris Technologies, Inc.	4,325	$ 1,045,353
		1,045,353
Automobiles - 0.62%
General Motors Co.	6,650	211,204
		211,204
Banks - 9.84%
Bank of America Corp.	35,460	1,103,870
Citizens Financial Group, Inc.	29,000	1,035,010
JP Morgan Chase & Co.	10,770	1,212,810
		3,351,690
Capital Markets - 3.88%
BlackRock, Inc.	1,050	639,492
Houlihan Lokey, Inc.	8,625	680,771
		1,320,263
Chemicals - 3.54%
Eastman Chemical Co.	13,425	1,205,162
		1,205,162
Consumer Finance - 2.51%
Discover Financial Services	9,035	854,530
		854,530
Electrical Equipment - 2.48%
Eaton Corporation Plc.	6,700	844,133
		844,133
Equity Real Estate Investment Trusts-2.19%
Weyerhaeuser Co.	22,485	744,703
		744,703
Food Products - 2.81%
Nestlé S.A. (a)	8,225	957,308
		957,308
Health Care Equipment & Supplies-1.56%
Medtronic, Inc.	5,935	532,666
		532,666
Health Care Providers & Services - 6.70%
CVS Health Corp.	14,640	1,356,542
UnitedHealth Group Inc.	2,200	1,129,986
		2,486,528
Hotels, Restaurants & Leisure - 5.72%
Marriott International, Inc.	3,325	452,233
McDonalds Corp.	4,125	1,018,380
Wyndham Hotels & Resorts, Inc.	7,245	476,141
		1,946,754
Household Products - 1.55%
Procter & Gamble Co.	3,675	528,428
		528,428

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 22

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022  (UNAUDITED) (CONTINUED)

	Shares	Value
IT Services - 3.85%
Accenture Plc.	2,775	$ 770,479
Fidelity National Information Services, Inc.	5,910	541,770
		1,312,249
Industrial Conglomerates - 3.32%
Honeywell International, Inc.	6,500	1,129,765
		1,129,765
Oil, Gas & Consumable Fuels - 6.81%
Chevron Corp.	8,320	1,204,570
EOG Resources, Inc.	10,080	1,113,235
		2,317,805
Pharmaceuticals - 9.5%
AbbVie, Inc.	12,250	1,876,210
Johnson & Johnson	7,655	1,358,839
		3,235,049
Semiconductors & Semiconductor Equipment - 5.40%
Broadcom, Inc.	3,080	1,496,295
Texas Instruments, Inc.	2,240	344,176
		1,840,471
Software - 4%
Microsoft Corp.	5,300	1,361,200
		1,361,200
Specialty Retail - 3.12%
The Home Depot, Inc.	3,875	1,062,796
		1,062,796
Technology Harware, Storage & Peripheral - 3.61%
Apple, Inc.	9,000	1,230,480
		1,230,480
Textiles, Apparel & Luxury Goods - 2.13%
NIKE, Inc.	7,105	726,131
		726,131

TOTAL COMMON STOCKS (Cost $24,161,579)		30,244,668

Money Market Funds - 12.70%
First American Funds Government Obligation Class Y 0.89% (b)	4,326,517	4,326,517
TOTAL MONEY MARKET FUNDS (Cost $4,326,517)		4,326,517

TOTAL INVESTMENTS (Cost $28,488,096) 101.51%		34,571,185

Liabilities In Excess of Other Assets - (1.51)%		(514,912)

TOTAL NET ASSETS - 100.00%		$34,056,273

(a) ADR - American Depository Receipt

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2022.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 23

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2022 (Unaudited)

Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Dividend Value Equity Fund
Assets				
Investments in securities:				
At Cost	$39,936,075	$ 133,382,354	$13,665,260	$ 28,488,096
At Fair Value	$36,474,824	$ 126,786,808	$13,818,121	$ 34,571,185
Cash	-	-	1,000	-
Dividends and interest receivable	128,909	158,712	5,919	17,799
Receivable for investments sold	-	1,138,411	66,322	-
Shareholder subscription receivable	107,461	86,900	1,379	22,500
Prepaid expenses	10,680	21,144	3,871	4,700
Total assets	36,721,874	128,191,975	13,896,612	34,616,184
Liabilities				
Payable for investments purchased	24,607	677,468	162,412	524,639
Shareholder redemptions payable	-	465	93	12
Payable to advisor	15,191	102,261	8,716	15,433
Administration fees payable	3,038	11,076	1,176	2,755
Shareholder servicing fees payable	304	760	118	275
Trustee fees payable	3,352	1,752	1,502	1,751
Accrued expenses	17,603	22,879	15,041	15,046
Total liabilities	64,095	816,661	189,058	559,911
Net Assets:	$36,657,779	$ 127,375,314	$13,707,554	$ 34,056,273
(unlimited number of shares authorized, no par value)				
Net Assets consist of:				
Paid in capital	41,362,946	128,521,845	14,474,372	27,729,674
Distributable Earnings (Deficit)	(4,705,167)	(1,146,531)	(766,818)	6,326,599
Net Assets	$36,657,779	$ 127,375,314	$13,707,554	$ 34,056,273
Class I:				
Net assets applicable to Class I shares	$36,657,779	$ 87,076,735	$13,707,554	$34,056,273
Shares outstanding (unlimited number of shares authorized, no par value)	5,195,195	6,326,796	998,777	2,682,570
Net asset value, offering price, and redemption price per share	$ 7.06	$ 13.76	$ 13.73	$ 12.70
Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 6.92	$ 13.48	$ 13.46	$ 12.45
Class S:				
Net assets applicable to Class S shares	$ -	$ 40,298,579	$ -	$ -
Shares outstanding (unlimited number of shares authorized, no par value)	-	2,845,966	-	-
Net asset value, offering price, and redemption price per share	$ -	$ 14.16	$ -	$ -
Minimum Redemption Price Per Share (a) (NAV * 98%)	$ -	$ 13.88	$ -	$ -

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 24

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2022 (Unaudited)

(a) Net of foreign taxes withheld $0, $4,284, $0, and $3,661, respectively

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 25

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 26

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 27

FINANCIAL REVIEW

STATEMENT OF CHANGES IN NET ASSETS

Ancora MicroCap Fund	
	(Unaudited) Six Months Ended June 30, 2022	Year Ended December 31, 2021
Increase (decrease) in Net Assets from Operations		
Net investment income (loss)	$ 31,998	$ (51,937)
Net realized gain on unaffiliated investment securities	790,706	1,926,553
Net realized gain on affiliated investment securities	-	78,493
Net change in unrealized appreciation (depreciation) on unaffiliated investment securities	(2,121,437)	1,986,217
Net change in unrealized appreciation (depreciation) on affiliated investment securities	-	45,360
Net increase (decrease) in net assets resulting from operations	(1,298,733)	3,984,686
Capital Share Transactions - Class I		
Proceeds from sale of shares	893,934	1,198,159
Redemption fees	-	636
Shares redeemed	(635,693)	(1,080,939)
Net increase in net assets resulting from capital share transactions	258,241	117,856
Total increase (decrease) in net assets	(1,040,492)	4,102,542
Net Assets		
Beginning of period/year	$ 14,748,046	$ 10,645,504
End of period/year	$ 13,707,554	$ 14,748,046
Capital Share Transactions - I Shares		
Shares sold	60,456	82,303
Shares repurchased	(43,651)	(74,364)
Net increase from capital share transactions	16,805	7,939

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 28

FINANCIAL REVIEW

STATEMENT OF CHANGES IN NET ASSETS

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 29

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year/period

Ancora Income Fund

CLASS I SHARES	(Unaudited) Six Months 6/30/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017
Selected Per Share Data						
Net asset value, beginning of period/year	$ 8.08	$ 7.74	$ 7.92	$ 7.42	$ 8.19	$ 8.13
Income from investment operations						
Net investment income (a)	0.19	0.35	0.25	0.30	0.30	0.31
Net realized and unrealized gain (loss)	(1.03)	0.35	0.01 (f)	0.68	(0.57)	0.26
Total from investment operations	(0.84)	0.70	0.26	0.98	(0.27)	0.57
Less Distributions to shareholders:						
From net investment income	(0.18)	(0.35)	(0.23)	(0.35)	(0.32)	(0.32)
From net realized gain	-	-	-	-	-	(0.07)
From return of capital	-	(0.01)	(0.21)	(0.13)	(0.18)	(0.12)
Total distributions	(0.18)	(0.36)	(0.44)	(0.48)	(0.50)	(0.51)
Paid in capital from redemption fees	- (e)	- (e)	- (e)	- (e)	- (e)	- (e)
Net asset value, end of period/year	$ 7.06	$ 8.08	$ 7.74	$ 7.92	$ 7.42	$ 8.19
Total Return (b)	(10.49)% (h)	9.22%	3.72%	13.46%	(3.40)%	7.14%
Ratios and Supplemental Data						
Net assets, end of period/year (000)	$ 36,658	$ 36,588	$ 20,071	$ 36,116	$ 28,088	$ 33,166
Ratio of expenses to average net assets (c)	0.96% (g)	1.03%	1.29%	1.28%	1.29%	1.28%
Ratio of expenses to average net assets before waiver & reimbursement (c)	0.96% (g)	1.03%	1.54%	1.53%	1.49%	1.41%
Ratio of net investment income to average net assets (c) (d)	5.07% (g)	4.43%	3.39%	3.82%	3.78%	3.76%
Ratio of net investment income to average net assets before waiver & reimbursement (c) (d)	5.07% (g)	4.43%	3.13%	3.57%	3.57%	3.63%
Portfolio turnover rate	19.04% (h)	40.56%	84.20%	103.17%	56.98%	54.84%

(a) Net investment income per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(g) Annualized

(h) Not Annualized

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 30

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year/period

Ancora/Thelen Small-Mid Cap Fund

CLASS I SHARES	(Unaudited) Six Months 6/30/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017
Selected Per Share Data						
Net asset value, beginning of period/year	$ 17.77	$ 17.59	$ 15.73	$ 12.60	$ 15.55	$ 14.04
Income from investment operations						
Net investment income (a)	0.04	0.04	0.06	0.00 (e)	0.00 (e)	0.07
Net realized and unrealized gain (loss)	(4.05)	4.24	1.85	3.14	(1.99)	2.61
Total from investment operations	(4.01)	4.28	1.91	3.14	(1.99)	2.68
Less Distributions to shareholders:						
From net investment income	-	(0.08)	(0.05)	(0.01)	(0.03)	(0.05)
From net realized gain	-	(4.02)	-	-	(0.93)	(1.12)
Total distributions	-	(4.10)	(0.05)	(0.01)	(0.96)	(1.17)
Paid in capital from redemption fees	- (e)	- (e)	- (e)	- (e)	- (e)	- (e)
Net asset value, end of period/year	$ 13.76	$ 17.77	$ 17.59	$ 15.73	$ 12.60	$ 15.55
Total Return (b)	(22.57)% (g)	24.43%	12.13%	24.90%	(12.69)%	19.05%
Ratios and Supplemental Data						
Net assets, end of period/year (000)	$ 87,077	$ 114,458	$ 94,483	$ 95,539	$ 81,001	$ 84,308
Ratio of expenses to average net assets (c)	1.25% (f)	1.22%	1.26%	1.27%	1.27%	1.32%
Ratio of expenses to average net assets before waiver & reimbursement (c)	1.25% (f)	1.22%	1.26%	1.27%	1.27%	1.32%
Ratio of net investment income (loss) to average net assets (c) (d)	0.45% (f)	0.17%	0.44%	0.03%	(0.01)%	0.46%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement (c) (d)	0.45% (f)	0.17%	0.44%	0.03%	(0.01)%	0.46%
Portfolio turnover rate	45.30% (g)	85.44%	77.21%	92.93%	51.97%	60.96%

(a) Net investment income per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Annualized

(g) Not Annualized

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 31

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year/period

Ancora MicroCap Fund

CLASS I SHARES	(Unaudited) Six Months 6/30/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017
Selected Per Share Data						
Net asset value, beginning of period/year	$ 15.02	$ 10.93	$ 10.45	$ 9.55	$ 14.09	$ 12.87
Income from investment operations						
Net investment income (loss) (a)	0.03	(0.05)	(0.05)	(0.09)	(0.09)	(0.14)
Net realized and unrealized gain (loss)	(1.32)	4.14	0.53	1.15	(3.10)	2.46
Total from investment operations	(1.29)	4.09	0.48	1.06	(3.19)	2.32
Less Distributions to shareholders:						
From net investment income	-	-	-	-	-	- (c)
From net realized gain	-	-	-	(0.16)	(1.35)	(1.10)
Total distributions	-	-	-	(0.16)	(1.35)	(1.10)
Paid in capital from redemption fees	-	- (c)	-	- (c)	- (c)	- (c)
Net asset value, end of period/year	$ 13.73	$ 15.02	$ 10.93	$ 10.45	$ 9.55	$ 14.09
Total Return (b)	(8.59)% (f)	37.42%	4.59%	11.09%	(22.37)%	18.00%
Ratios and Supplemental Data						
Net assets, end of period/year (000)	$13,708	$14,748	$10,646	$18,560	$ 18,164	$22,023
Ratio of expenses to average net assets	1.60% (e)	1.60%	1.60%	1.60%	1.55%	1.60%
Ratio of expenses to average net assets before waiver & reimbursement	1.90% (e)	1.85%	1.97%	1.72%	1.55%	1.60%
Ratio of net investment income (loss) to average net assets	0.44% (e)	(0.36)%	(0.54)%	(0.82)%	(0.66)%	(0.98)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement	0.14% (e)	(0.61)%	(0.91)%	(0.94)%	(0.66)%	(0.98)%
Portfolio turnover rate	22.58% (f)	41.73%	19.95%	25.56%	31.20%	35.15% (d)

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Amount is less than $0.005.

(d) Excludes the impact of in-kind transactions.

(e) Annualized

(f) Not Annualized

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 32

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year/period

(a) Net investment income per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period May 7, 2019 (commencement of operations) through December 31, 2019.

(h) Amount is less than $0.005.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 33

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period/year

Ancora/Thelen Small-Mid Cap Fund

CLASS S SHARES	(Unaudited) Six Months 6/30/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2017
Selected Per Share Data						
Net asset value, beginning of period/year	$ 18.26	$ 17.97	$ 16.06	$ 12.86	$ 15.85	$ 14.29
Income from investment operations						
Net investment income (a)	0.05	0.09	0.11	0.04	0.05	0.12
Net realized and unrealized gain (loss)	(4.15)	4.34	1.89	3.21	(2.06)	2.66
Total from investment operations	(4.10)	4.43	2.00	3.25	(2.01)	2.78
Less Distributions to shareholders:						
From net investment income	-	(0.12)	(0.09)	(0.05)	(0.05)	(0.10)
From net realized gain	-	(4.02)	-	-	(0.93)	(1.12)
Total distributions	-	(4.14)	(0.09)	(0.05)	(0.98)	(1.22)
Net asset value, end of period/year	$ 14.16	$ 18.26	$ 17.97	$ 16.06	$ 12.86	$ 15.85
Total Return (b)	(22.45)% (f)	24.75%	12.46%	25.24%	(12.53)%	19.45%
Ratios and Supplemental Data						
Net assets, end of period/year (000)	$ 40,299	$ 63,491	$ 50,281	$ 43,603	$ 26,573	$ 8,846
Ratio of expenses to average net assets (c)	1.00% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waiver & reimbursement (c)	1.24% (e)	1.21%	1.25%	1.25%	1.27%	1.31%
Ratio of net investment income to average net assets (c) (d)	0.64% (e)	0.40%	0.75%	0.29%	0.36%	0.79%
Ratio of net investment income to average net assets before waiver & reimbursement (c) (d)	0.40% (e)	0.19%	0.49%	0.04%	0.09%	0.48%
Portfolio turnover rate	45.30% (f)	85.44%	77.21%	92.93%	51.97%	60.96%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 34

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED)

June 30, 2022

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Dividend Value Equity Fund (the “Dividend Value Equity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The MicroCap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Dividend Value Equity Fund’s investment objective is to provide growth of income and long-term capital appreciation. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days.  For the six months ended June 30, 2022, the Income Fund – Class I collected $3,622 in redemption fees.  For the six months ended June 30, 2022, the Small-Mid Cap Fund – Class I collected $508 in redemption fees.  For the six months ended June 30, 2022, the MicroCap Fund – Class I did not collect any redemption fees. For the six months ended June 30, 2022, the Small-Mid Cap Fund – Class S did not collect any redemption fees. For the six months ended June 30, 2022, the Dividend Value Equity Fund – Class I collected $26 in redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Semi-Annual Report | 35

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The MicroCap Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All of the Funds intend to distribute their net realized long term capital

Semi-Annual Report | 36

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions

Semi-Annual Report | 37

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at

Semi-Annual Report | 38

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2022:

Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Bonds & Corporate Bond Trust Certs.	$ 5,520,534	$ -	$ -	$ 5,520,534
Investment Companies	1,747,518	-	-	1,747,518
Traditional Preferred Securities	24,210,073	-	-	24,210,073
REIT Senior Securities	1,301,565	-	-	1,301,565
Senior Securities	1,005,570	-	-	1,005,570
Common Stocks	1,852,726	-	-	1,852,726
Money Market Funds	836,838	-	-	836,838
Total	$ 36,474,824	$ -	$ -	$ 36,474,824

Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 123,929,588	$ -	$ -	$ 123,929,588
Money Market Funds	2,857,220	-	-	2,857,220
Total	$ 126,786,808	$ -	$ -	$ 126,786,808

MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,001,073	$ -	$ -	$ 13,001,073
Warrant	-	10,718	-	10,718
Money Market Funds	806,330	-	-	806,330
Total	$ 13,807,403	$ 10,718	$ -	$ 13,818,121

Dividend Value Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 30,244,668	$ -	$ -	$ 30,244,668
Money Market Funds	4,326,517	-	-	4,326,517
Total	$ 34,571,185	$ -	$ -	$ 34,571,185

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2022. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2022.

Semi-Annual Report | 39

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

During 2021, Ancora joined Focus Financial Partners, LLC (“Focus”), a leading partnership of over 80 independent wealth management and financial services firms located throughout the United States and abroad via a merger agreement.  The Ancora Group LLC is the parent company of the Advisor.  The Ancora Group LLC is a wholly owned subsidiary of Ancora Holdings Group, LLC

Ancora Holdings Group, LLC which is a wholly owned subsidiary of Focus Operating, LLC, which is a wholly owned subsidiary of Focus LLC. Focus Financial Partners, LLC is the sole managing member of Focus LLC and is a public company traded on the NASDAQ Global Select Market.  Ancora Advisors, LLC is managed by certain individuals (“Ancora Advisors, LLC Principals”), pursuant to a management agreement between Terza Partners, LLC and Ancora Advisors, LLC. The Ancora Advisors, LLC Principals serve as officers and leaders of Ancora Advisors, LLC and, in that capacity, are responsible for the management, supervision and oversight of Ancora Advisors, LLC.  The Trust retains Ancora Advisors, LLC to manage the Funds’ investments. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.

As compensation for management services, Small-Mid Cap Fund and MicroCap Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. As compensation for management services, the Income Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets. As compensation for management services, the Dividend Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund.   For the six months ended June 30, 2022, the Advisor earned fees of $92,305 from the Income Fund, $747,352 from the Small-Mid Cap Fund, $72,694 from the MicroCap Fund, and $133,148 from the Dividend Value Equity Fund. At June 30, 2022, payables to the Advisor were $15,191, $102,261, $8,716, and $15,433 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until October 1, 2023, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2022, the Advisor did not waive any management fees for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until October 1, 2023, but can be terminated by a vote of

Semi-Annual Report | 40

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2022, the Advisor waived management fees of $57,773 for the Small-Mid Cap Fund Class S shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until October 1, 2023, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2022, the Advisor waived management fees of $21,475 for the MicroCap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Dividend Value Equity Fund to 1.00% for Class I shares until October 1, 2023, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2022, the Advisor waived management fees of $33,434 for the Dividend Value Equity Fund Class I shares.  The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation within the same fiscal year.

The Funds have entered into an Administration Agreement with The Ancora Group, LLC, an affiliate of the Advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, LLC will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Fund’s compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2022, the Funds paid $18,461 from the Income Fund, $74,735 from the Small-Mid Cap Fund, $7,270 from the MicroCap Fund, and $17,753 from the Dividend Value Equity Fund.  As of June 30, 2022, The Ancora Group, LLC was owed $3,038, $11,076, $1,176, and $2,755 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively, for administrative services.

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares.  The Distributor charges $8,000 per year for its services which is paid by the Advisor. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, LLC, each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

Semi-Annual Report | 41

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

NOTE 5. INVESTMENTS

For the six months ended June 30, 2022, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 12,743,513	$ 67,282,621	$ 3,196,875	$ 2,244,230

Sales
U.S. Government Obligations	$ 715,703	$ -	$ -	$ -
Other	$ 6,021,035	$ 79,125,143	$ 3,582,791	$ 2,002,751

At June 30, 2022, the costs of securities for federal income tax purposes were $39,936,075, $133,382,354, $13,665,260, and $28,488,096 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

As of June 30, 2022, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Gross Appreciation	$ 490,101	$ 11,000,430	$ 2,259,008	$ 6,858,067
Gross (Depreciation)	(3,951,352)	(17,595,976)	(2,106,147)	(774,978)
Net Appreciation on Investments	$(3,461,251)	$(6,595,546)	$ 152,861	$ 6,083,089

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales, return of capital from underlying investments, and partnership investments.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2022 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 895,862	$ -	$ -	$ 152,374
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ 895,862	$ -	$ -	$ 152,374

Semi-Annual Report | 42

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

The tax character of distributions paid during the year ended December 31, 2021 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$1,209,184	$10,308,871	$ -	$ 355,312
Long-term capital gain	-	22,676,787	-	35,360
Return of capital	40,509	-	-	-
	$1,249,693	$32,985,658	$ -	$ 390,672

As of December 31, 2021, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term. The Income Fund utilized $547,998 of its capital loss carryforward during the year ended December 31, 2021. The MicroCap Fund utilized $1,968,194 of its capital loss carryforward during the year ended December 31, 2021. The Dividend Value Equity Fund utilized $623,414 of its capital loss carryforward during the year ended December 31, 2021.

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Short-Term Capital Loss Carry Forward	$ (738,952)	$ -	$ -	$ -
Long-Term Capital Loss Carry Forward	(633,361)	-	(1,723,926)	-
Total Capital Loss Carry Forward	$(1,372,313)	$ -	$(1,723,926)	$ -

As of December 31, 2021, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Accumulated undistributed ordinary income (loss)	$ -	$ 2,070,169	$ -	$ 44,707
Accumulated undistributed capital gain (loss)	-	831,011	-	-
Other accumulated losses	(1,372,313)	-	(1,723,926)	-
Unrealized appreciation (depreciation)	1,708,939	33,494,162	2,255,841	12,497,274
	$ 336,626	$ 36,395,342	$ 531,915	$ 12,541,981

Semi-Annual Report | 43

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2022

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2022, National Financial Services, LLC owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	70.84%
Small-Mid Cap Fund	51.56%
MicroCap Fund	65.72%
Dividend Value Equity Fund	61.40%

As of June 30, 2022, Charles Schwab & Co., Inc. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Dividend Value Equity Fund	31.10%

NOTE 8. MARKET RISK

Certain impacts from the COVID-19 outbreak may have a significant negative impact on the Funds’ operations and performance. These circumstances may continue for an extended period of time, and may have an adverse impact on economic and market conditions. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies, are not known. The extent of the impact to the financial performance and the operations of the Funds will depend on future developments, which are highly uncertain and cannot be predicted.

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

Semi-Annual Report | 44

FINANCIAL REVIEW

Ancora Trust

Additional Information

June 30, 2023

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-PORT; (ii) the Funds’ form N-PORT are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-PORT may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Program Administrator (the “LPA”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Report | 45

FINANCIAL REVIEW

Ancora Trust

Additional Information

June 30, 2023

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022
Actual
Class I	$1,000.00	$895.13	$4.51
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,020.03	$4.81
*Expenses are equal to the Fund’s annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 46

FINANCIAL REVIEW

Ancora Trust

Additional Information

June 30, 2023

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)(CONTINUED)

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022
Actual
Class I	$1,000.00	$774.34	$5.50
Class S	$1,000.00	$775.47	$4.40
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.60	$6.26
Class S	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022
Actual
Class I	$1,000.00	$914.11	$7.59
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,016.86	$8.00
* Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Dividend Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022
Actual
Class I	$1,000.00	$841.38	$4.57
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 47

TRUSTEES & OFFICERS (UNAUDITED)

 The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Trustees:
Frank J. Roddy 29500 Solon Road Solon, OH 44139 61	Trustee	Since April 30, 2019	Retired Executive Vice President of Finance and Administration at Swagelok Company from 2012 until 2018.	4

Member of: Board of Cleveland Central Catholic High School; Former Northeast Ohio Alumni Advisory Board for Ernst & Young; Former Cleveland Advisory Board of FM Global; Former Conrad Companies Board of Advisors; Former VEC Inc. Advisory Board; and Former Swagelok Company Advisory Board.

Jennifer A. Rasmussen 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 48	Trustee	Since April 30, 2019	Chief Operating Officer of FSM Capital Management, LLC, since July 2007.	4	None.
Cindy Flynn 1801 East 9th Street Cleveland, OH 44114 58	Trustee	Since April 30, 2019	Chief Marketing and Communications Officer of Union Home Mortgage Corp., since 2019; previously, Executive Vice President and Chief Administrative Officer of New York Community Bancorp, Inc.	4

Board Member of Union Home Mortgage Advisory Board; Greater Cleveland Sports Commission; University Hospitals Cleveland Medical Center; Rainbow Babies & Children’s Foundation; Western Reserve Historical Society; and the Recreation League of Cleveland

Frank DeFino 2181 Enterprise Parkway Twinsburg, OH 44087 68	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) since 1976.	4	None.

(1)   Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor, (ii) mandatory retirement age of 75, or (iii) the date the trustee dies, resigns or is removed.

For the six months ended June 30, 2022, trustees, Frank DeFino, Frank J. Roddy, Jennifer A. Rasmussen, and Cindy Flynn, were each paid a fee of $10,000.

Semi-Annual Report | 48

TRUSTEES & OFFICERS (UNAUDITED) (CONTINUED)

 (CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Interested Trustee:
John Micklitsch (2) 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 53	Trustee	Since April 30, 2019	Chief Investment Officer of Terza Partners LLC, Ancora Holdings Group, LLC and The Ancora Group LLC since 2021; Chief Investment Officer of Ancora Advisors LLC since 2011; Chief Investment Officer of Ancora Group, Inc. 2011 to 2021; Chief Investment Officer of Ancora Holdings Inc. 2015 to 2021; Member of the Executive Committee of the Ancora entities since 2010.	4	Board Member of Biltmore Trust
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 44	Chief Compliance Officer	Since March 1, 2011	Chief Operating Officer of Terza Partners LLC, Ancora Holdings Group, LLC and The Ancora Group LLC since 2021; Chief Operating Officer of Ancora Holdings Inc. 2017 to 2021; Chief Operating Officer of Ancora Advisors LLC since 2017; Chief Compliance Officer of Ancora Advisors LLC until 2017; Chief Compliance Officer of The Ancora Group Inc. 2011 to 2017; Chief Compliance Officer of Ancora Holdings Inc. 2015 to 2017; Director of Compliance of Ancora Securities, Inc. and Ancora Capital Inc. from 2011 to 2012.	4	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 49	President & Treasurer Secretary	Since December 4, 2017 Since November 15, 2003	Chief Administrative Officer of Ancora Holdings Group, LLC and The Ancora Group LLC since 2021; Chief Administrative Officer of Ancora Holdings, Inc., 2020 to 2021; Chief Financial Officer of Ancora Advisors LLC from 2003 to 2020; Chief Financial Officer of The Ancora Group Inc. from 2010 to 2020; Chief Financial Officer of Ancora Holdings Inc. from 2015 to 2020; Chief Financial Officer and Director of Ancora Securities, Inc. from 2001 to 2012; Chief Financial Officer of Ancora Capital Inc. from 2002 to 2012; member of the Executive Committee for the Ancora entities until 2016	4	None.

(1)   Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor, (ii) mandatory retirement age of 75, or (iii) the date the trustee dies, resigns or is removed.

(2) John Micklitsch is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with Ancora Advisors LLC.

Semi-Annual Report | 49

PRIVACY POLICY

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

●    Social security number                   ●    Account Numbers

●    Risk tolerance                                 ●    Wire transfer instructions

●    Income                                            ●    Contact Information

●    Transaction history                         ●    Investment Experience

●    Assets                                              ●   Account Balances

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Pandemic response

All medical information confidential (42 U.S.C. § 12112(d)(3)(B) and 12112(d)(4)), including information related to symptoms of COVID-19 or a diagnosis of COVID-19. This includes all test results, temperature screening logs, questionnaires, and other medical information being obtained. Temperature screening machines and other protective measures may be used at our business locations to protect clients and employees from transmitting illnesses. Only employees with a need to know will have access to client’s medical information. Employees will be trained on the collection and protection of client information.

Questions?	Call Joseph Spidalieri at (216) 593-5007

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PRIVACY POLICY

Page 2 Privacy Policy
Who we are
Ancora Trust	Ancora Trust is the Trust of the Ancora Mutual Funds.
What we do
How does Ancora protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪

Open an account

▪

Seek financial advice

▪

Make deposits or withdrawals from your account

▪

Tell us about your investment or retirement portfolio

▪

Give us your employment history

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

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TRUSTEES

Frank J. Roddy

Jennifer A. Rasmussen

Cindy Flynn

Frank DeFino

John Micklitsch

OFFICERS

Bradley Zucker, President, Treasurer, & Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio  44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, Ohio  44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, Ohio  45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Arbor Court Capital LLC Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

      (a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

      (b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 7, 2022

*Print the name and title of each signing officer under his or her signature.